Commitments (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease and operating lease by lessor [line items]
Total	$ 1,548	$ 1,086
Within one year
Disclosure of finance lease and operating lease by lessor [line items]
Total	$ 1,548	$ 1,086